Consolidated Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TOTAL REVENUE	[1]	$ 30,816,535	$ 36,672,512	$ 38,635,635
TOTAL COST		27,447,829	28,902,062	29,783,354
GROSS PROFIT		3,368,706	7,770,450	8,852,281
Administrative expenses		9,831,502	6,209,596	5,600,578
Research and development expenses		1,712,152	2,424,127	2,967,043
Selling expenses		1,058,728	745,289	482,358
LOSS FROM OPERATIONS		(9,233,676)	(1,608,562)	(197,698)
Subsidy income		32,634	58,540	292,797
(Loss) from equity method investment				(8,031)
Other income, net		159,950	203,081	267,292
Interest income		1,356	2,241	2,100
Interest expense and debt discounts expense		(978,900)	(460,544)	(580,630)
Loss before income taxes		(10,018,636)	(1,805,244)	(224,170)
Income tax (expense)		(43,087)	(14,143)	(7,980)
Net (loss) from continuing operations		(10,061,723)	(1,819,387)	(232,150)
Net (loss) from discontinued operations				(465,791)
NET LOSS		(10,061,723)	(1,819,387)	(697,941)
Less: net loss attributable to the non-controlling interest
NET LOSS ATTRIBUTABLE TO THE COMPANY		$ (10,061,723)	$ (1,819,387)	$ (697,941)	[2]
(Loss) per share - Basic and Diluted*
Basic	[3]	$ (7.88)	$ (7.60)	$ (2.57)
Diluted	[3]	(7.88)	(7.60)	(2.57)
DISCONTINUED OPERATIONS
Basic				(5.16)
Diluted				(5.16)
LOSS PER SHARE ATTRIBUTABLE TO THE COMPANY*
Basic	[3]	(7.88)	(7.60)	(7.73)	[2]
Diluted	[3]	$ (7.88)	$ (7.60)	$ (7.73)	[2]
Product [Member]
TOTAL REVENUE		$ 23,056,364	$ 24,494,503	$ 24,073,593
TOTAL COST		21,073,537	22,148,743	21,389,832
Products Related Parties [Member]
TOTAL REVENUE			134,077	165,520
Advertising [Member]
TOTAL REVENUE		4,198,309	4,290,173	5,001,695
TOTAL COST		4,168,477	4,307,542	3,945,211
Software [Member]
TOTAL REVENUE		1,413,898	7,446,966	8,792,781
TOTAL COST		645,600	2,430,562	4,145,233
Software Related Parties [Member]
TOTAL REVENUE				6,021
Revenue Project [Member]
TOTAL REVENUE		1,778,336
Maintenance Repair Operations [Member]
TOTAL REVENUE		67,440
TOTAL COST		31,551
Service [Member]
TOTAL REVENUE		55,129
TOTAL COST		3,337
Product and Service, Other [Member]
TOTAL REVENUE		243,254	304,484	596,025
TOTAL COST		5,281	15,215	303,078
Other Related Parties [Member]
TOTAL REVENUE		3,805	2,309
Cost Project [Member]
TOTAL COST		$ 1,520,046

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.
[3]	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.